Intangible Assets (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets (Textual)
Amortization expense	$ 56,265	$ 56,266	$ 166,298	$ 166,962	$ 223,216	$ 223,838